Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other Liabilities Disclosure [Abstract]
Accrued expenses	$ 3,314	$ 4,834
Provision for chargebacks	377	3,176
Accrued compensation and benefits	1,374	1,427
Accrued travel agent incentives	3,458	296
Earn-out consideration payable	0	597
Accrued expenses and other current liabilities	796	0
Other current liabilities	0	24
Other accrued liabilities	$ 9,319	$ 10,354